Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2023
Registrant Name	dei_EntityRegistrantName	Principal Funds, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 31, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jan. 31, 2024
Prospectus Date	rr_ProspectusDate	Dec. 31, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A